CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 184,714	¥ 1,270,001	¥ 1,543,811
Restricted time deposits	20,713	142,411	0
Short-term investment	11,412	78,462
Accounts receivable, net (including amounts billed through RONG360 Inc. ("RONG360") of RMB141,190 and RMB134,966 as of December 31, 2017 and 2018, respectively)	64,606	444,199	182,090
Prepayments and other current assets	23,290	160,131	161,027
Total current assets	304,735	2,095,204	1,886,928
Noncurrent assets:
Property and equipment, net	7,610	52,322	18,966
Intangible assets, net	16,731	115,037
Goodwill	21,423	147,296
Other noncurrent assets	5,131	35,276	7,621
Total noncurrent assets	50,895	349,931	26,587
Total assets	355,630	2,445,135	1,913,515
Current liabilities:
Short-term borrowings	18,908	130,000
Accounts payable (including amounts of the consolidated variable interest entities ("VIEs") of nil and RMB4,256 as of December 31, 2017 and 2018, respectively. Note 1(e))	29,314	201,543	177,373
Advances from customers (including amounts of the consolidated VIEs of RMB491 and RMB21,717 as of December 31, 2017 and 2018, respectively. Note 1(e))	16,813	115,597	71,538
Tax payable (including amounts of the consolidated VIEs of RMB305 and RMB15,116 as of December 31, 2017 and 2018, respectively. Note 1(e))	5,737	39,446	17,876
Amount due to related party	10,581	72,750	35,427
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs of RMB2,266 and RMB17,963 as of December 31, 2017 and 2018, respectively. Note 1(e))	21,013	144,478	72,839
Total current liabilities	102,366	703,814	375,053
Non-current liabilities:
Deferred tax liabilities	2,453	16,865
Other non-current liabilities	2,987	20,538
Total non-current liabilities	5,440	37,403
Total liabilities	107,806	741,217	375,053
Commitments and contingencies (Note 21)
Shareholders' equity:
Ordinary shares: US$0.0001 par value, 1,500,000,000 shares authorized, 414,291,350 shares (including 68,750,000 Class A ordinary shares, 345,541,350 Class B ordinary shares) issued and outstanding as of December 31, 2017, and 428,063,797 shares (including 325,592,002 Class A ordinary shares, and 102,471,795 Class B ordinary shares) issued and 415,246,557 shares (including 312,774,762 Class A ordinary shares and 102,471,795 Class B ordinary shares) outstanding as of December 31, 2018, respectively	41	284	275
Treasury stock, at cost (Nil and 12,817,240 shares held as of December 31, 2017 and December 31, 2018, respectively)	(10,198)	(70,113)
Additional Paid in Capital	285,020	1,959,655	1,734,067
Accumulated losses	(49,353)	(339,325)	(174,710)
Accumulated other comprehensive (loss)/income	5,491	37,750	(21,170)
Total Jianpu's shareholders' equity	231,001	1,588,251	1,538,462
Noncontrolling interests	16,823	115,667
Total shareholders' equity	247,824	1,703,918	1,538,462
Total liabilities and shareholders' equity	$ 355,630	¥ 2,445,135	¥ 1,913,515